Subsequent Events	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 14 - Subsequent Events

On July 5, 2022, the Company issued 5,000 shares of our common stock at a deemed price of $5.00 per share to one entity pursuant to a consulting agreement.

On July 5, 2022, the Company issued 25,000 shares of our common stock at a deemed price of $2.70 per share to two individuals and one entity pursuant to consulting agreements.

Except for the above, the Company has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

Note 15 – Subsequent Events Except for the above, the Company has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.